UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                --------------

Check here if Amendment [  ]: Amendment Number:
                                                ----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Keywise Capital Management Limited
Address:  Walker House
          87 Mary Street, George Town
          Grand Cayman KYI-9005
          Cayman Islands

Form 13F File Number:      028-13756
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Fang Zheng
Title:      Director of Keywise Capital Management Limited
Phone:      +852 2815 7994

Signature, Place and Date of Signing:

      /s/ Fang Zheng                 Beijing, China             May 15, 2012
--------------------------           --------------          -----------------
        [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      1
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Form 13F Information Table Entry Total:                 5
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Form 13F Information Table Value Total:             $216,336
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                                                 (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name

1         028-14858                     Keywise Capital Management (HK) Limited


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                                               KEYWISE CAPITAL MANAGEMENT LIMITED
                                                   FORM 13F INFORMATION TABLE
                                                  Quarter Ended March 31, 2012

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                                                       VALUE    SHRS OR    SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------
BAIDU INC                    SPON ADR REP A  056752108  27,139    186,180  SH       OTHER        1               186,180
NOAH HLDGS LTD               SPONSORED ADS   65487X102   4,619    578,784  SH       OTHER        1               578,784
QIHOO 360 TECHNOLOGY CO LTD  ADS             74734M109  69,209  2,830,628  SH       OTHER        1             2,830,628
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR   874039100  91,639  5,997,288  SH       OTHER        1             5,997,288
YOUKU INC                    SPONSORED ADR   98742U100  23,730  1,079,144  SH       OTHER        1             1,079,144

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